ADVANCES AND NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
ADVANCES AND NOTES PAYABLE

NOTE 5 – ADVANCES AND NOTES PAYABLE

On January 13, 2021, the Company entered into a share purchase agreement with the Company’s Chief Executive Officer to acquire 80% of Pickpocket, Inc. (“Pickpocket”) for a purchase price of $1.0 million in the form of a promissory note. As of the date of acquisition, Pickpocket did not have any operations or significant assets. Upon acquisition, the Company expensed the $1.0 million as compensation to officer. The transaction was accounted for on a carry-over basis as the Chief Executive Officer was the controlling shareholder in both entities. The promissory note incurs interest at a rate of 5% per annum. During the nine months ended September 30, 2023 and 2022, the Company either accrued or paid interest of $37,500. As of September 30, 2023, the Company has accrued interest of $37,500 included within accrued interest, related party on the accompanying balance sheet.

The Company’s chief executive officer and a member of management have advanced the Company funds for operations. The advances do not incur interest and are due on demand. As of September 30, 2023, the balance due on the advances was $367,000.

On March 2, 2023, the Company entered into a revenue purchase agreement with a third party. Under the terms of the agreement, the Company received proceeds of $120,000 for which $169,200 will be repaid in 36 weekly installments of $4,700. The amounts loaned are secured by substantially all of the Company’s assets and are guaranteed by the Company’s Chief Executive Officer and a member of management. As of September 30, 2023, the required payments weren’t being made and the Company was in default.

On April 25, 2023, the Company entered into a convertible promissory note with a principal amount of $220,000, of which $200,000 was received in proceeds. The $20,000 on-issuance discount was recorded as a discount to the note and is being amortized to interest expense over the term of the note. The convertible promissory note contains a one-time interest charge of 10% applied on the issuance date to the original principal amount. The principal and interest are due in fixed monthly payments of $26,889 from July 2023 through March 2024. The principal and accrued interest may be converted into shares of the Company’s common stock at a conversion price of $1.50 per share at any time while the note is outstanding. During the nine months ended September 30, 2023, the Company recorded $10,000 in debt discount amortization with $10,000 remaining which will be amortized over the term of the note. As of September 30, 2023, the Company was delinquent in payments and thus the note was considered in default.

NOTE 5 – ADVANCES AND NOTES PAYABLE

The Company entered into a $50,000 note payable in connection with the purchase of software, see Note 4. The note payable does not incur interest and required five monthly payments of $10,000. As of December 31, 2020, a balance of $30,000 remained for which were paid during 2021.

On January 13, 2021, the Company entered into a share purchase agreement with the Company’s Chief Executive Officer to acquire 80% of Pickpocket, Inc. (“Pickpocket”) for a purchase price of $1.0 million in the form of a promissory note. As of the date of acquisition, Pickpocket did not have any operations or significant assets. Upon acquisition, the Company expensed the $1.0 million as compensation to officer. The transaction was accounted for on a carry over basis as the Chief Executive Officer was the controlling shareholder in both entities. The promissory note incurs interest at a rate of 5% per annum. During the year ended December 31, 2021, the Company paid accrued interest of $50,000. As of December 31, 2022, no accrued interest was due.

During the year ended December 31, 2022, the Company’s chief executive officer and a member of management advanced the Company funds for operations. The advances do not incur interest and are due on demand. As of December 31, 2022, the balance due on the advances was $193,739. Subsequent to December 31, 2022, additional advances were $246,645.